Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities		$ 4,194,634	$ 175,853
Stock-based compensation - warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities		30,526	175,853
Fair Value, Inputs, Level 2 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Fair Value, Inputs, Level 2 [Member] | Stock-based compensation - warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Fair Value, Inputs, Level 1 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Fair Value, Inputs, Level 1 [Member] | Stock-based compensation - warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities		4,164,108
Fair Value, Inputs, Level 3 [Member] | Stock-based compensation - warrants [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities		30,526	$ 175,853
Embedded Derivative Financial Instruments [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities		4,164,108
Embedded Derivative Financial Instruments [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Embedded Derivative Financial Instruments [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities
Embedded Derivative Financial Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of fair value, financial liabilities measured on recurring basis
Derivative liabilities		$ 4,164,108